Principal Accounting Policies (Details Narrative) ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 29, 2023	Apr. 04, 2022	Mar. 28, 2019 USD ($)	Mar. 28, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Net loss			$ 22,951	¥ 167,530	¥ 185,313	¥ 914,767
Net cash used in operating activities			$ 525	3,800	(65,698)	(443,797)
Accumulated deficit								¥ 9,054,100
Working capital								409,300
Restricted cash and short term investment								¥ 96,500
Exchange rate			7.1884					7.1884	7.0827
Convenience translation rate			7.2993					7.2993
Restriced cash			$ 3,945		17,058			¥ 28,800
Equity instruments fair value
Intangible assets, amortization period			10 years					10 years
Goodwill impairment loss			$ 996	7,268
Impairment of long-lived assets to be disposed of				0	0	0
Applicable tax rate on advertising services revenues	1.50%	3.00%
Marketing and advertising expense				132,700	117,900	234,000
Costs related to users rewards granted				65,400	40,200	194,800
Rewards redeemed amount				62,300	89,600	250,900
Total estimated breakage amount					2,000	6,200		¥ 1,000
Registered users' loyalty payable					13,900			6,300
Accrued liabilities related to users' loyalty programs			$ 5,234		33,489			38,200
Interest and penalties associated with uncertain tax positions				0	0	0
Unrecognized uncertain tax positions					0			¥ 0
CHINA
Property, Plant and Equipment [Line Items]
Government grants received				200	100	4,500
Live Streaming and Online Games [Member]
Property, Plant and Equipment [Line Items]
Rewards consumed by purchasing virtual items				20	40	1,400
Selling and Marketing Expense [Member]
Property, Plant and Equipment [Line Items]
Accrued rewards reversed amount				7,700	¥ 48,400	¥ 63,900
Equity Investees [Member]
Property, Plant and Equipment [Line Items]
Goodwill impairment loss				¥ 7,268
Developed Technology Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			5 years					5 years
Database Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			3 years					3 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of after tax net income to be allocated to general reserve under PRC law			10.00%	10.00%
Minimum [Member] | Software Development [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			3 years					3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			10 years					10 years
Percentage of after tax net income to be allocated to general reserve under PRC law			50.00%	50.00%
Maximum [Member] | Software Development [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			10 years					10 years
Alibaba Investment Limited [Member] | Convertible Loan Agreement [Member]
Property, Plant and Equipment [Line Items]
Principal amount											$ 171,100	¥ 1,147,000
Debt Instrument percentage										3.00%
Alibaba Investment Limited [Member] | Convertible Loan Agreement [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Debt instrument total amount of principal and accumulated interest including incremental interest under supplemental agreement | $							$ 312,700
Alibaba Investment Limited [Member] | Minimum [Member] | Convertible Loan Agreement [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument percentage										3.00%
Alibaba Investment Limited [Member] | Maximum [Member] | Convertible Loan Agreement [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument percentage										9.00%
Convertible Debt [Member] | Alibaba Investment Limited [Member]
Property, Plant and Equipment [Line Items]
Convertible debt								¥ 2,170,000
Principal amount								¥ 171,100